Offsets	Jun. 08, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Intelligent Protection Management Corp.
Form or Filing Type	S-3
File Number	333-260063
Initial Filing Date	Oct. 05, 2021
Fee Offset Claimed	$ 1,182.99
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 39,875,000.00
Termination / Withdrawal Statement	The registrant previously filed a Registration Statement on Form S-3 with the Securities and Exchange Commission on October 5, 2021 (File No. 333-260063) (the “Prior Registration Statement”), which was declared effective on October 14, 2021, that registered an aggregate of $50,000,000 of an indeterminate amount of newly issued securities to be offered by the registrant from time to time, $39,875,000 of which remains unsold as of the date of filing of this Registration Statement (the “Unsold Securities”). The registrant hereby confirms that the offering of the Unsold Securities has been terminated.

The registrant expects to partially offset the registration fee due hereunder by an amount of fees that was previously paid with respect to the Unsold Securities covered by the Prior Registration Statement pursuant to Rule 457(p) under the Securities Act. The registrant previously paid a registration fee of $4,635.00 in connection with the filing of the Prior Registration Statement, of which $3,696.41 relates to the Unsold Securities. On March 17, 2026, the registrant paid a registration fee of $2,175.08 in connection with the filing of a Registration Statement on Form S-3 and $338.35 in connection with the filing of a Registration Statement on Form S-8, which fees were offset from fees previously paid in connection with the Unsold Securities covered by the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the registrant hereby partially offsets the registration fee due under this Registration Statement of $6,905.00 with $1,182.99 remaining from the Prior Registration Statement. Accordingly, the registrant paid the remaining balance of $5,722.01 due in connection with the filing of this registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Intelligent Protection Management Corp.
Form or Filing Type	S-3
File Number	333-260063
Filing Date	Oct. 05, 2021
Fee Paid with Fee Offset Source	$ 1,182.99